13F-HR
<SEQUENCE>1
<FILENAME>armb03312008.txt
13F-HR - armb03312008.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              April 9, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  78,178
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                            FORM 13F INFORMATION TABLE
                                        Alaska Retirement Management Board
                                                  March 31, 2008

COLUMN 1                        COLUMN 2 COLUMN 3     COLUMN 4 COLUMN 5     COLUMN 6 COLUMN 7  COLUMN 8

                                TITLE                VALUE   SHARES/SH/  PUT/INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASSCUSIP        (x$1000)PRN AMTPRN  CALLDSCRETN MGRS    SOLE  SHARED NONE
--------------
AMB PPTY CORP                   AMB     COM              2040  37500  SH       SOLE             37500
APARTMENT INVT + MGMT CO        AIV     CLASS A          1540  43011  SH       SOLE             43011
AVALONBAY CMNTYS INC            AVB     COM              2644  27400  SH       SOLE             27400
BOSTON PPTYS INC                BXP     COM              3618  39300  SH       SOLE             39300
BRANDYWINE RLTY TR              BDN     SH BEN INT NE     905  53400  SH       SOLE             53400
BRE PPTYS INC                   BRE     CLASS A          1157  25400  SH       SOLE             25400
CAMDEN PPTY TR                  CPT     SH BEN INT       1275  25400  SH       SOLE             25400
CBL + ASSOC PPTYS INC           CBL     COM               863  36700  SH       SOLE             36700
COLONIAL PPTYS TR               CLP     COM SH BEN IN     909  37800  SH       SOLE             37800
CORPORATE OFFICE PPTYS TR       OFC     SH BEN INT        951  28300  SH       SOLE             28300
DCT INDUSTRIAL TRUST INC        DCT     COM              1116  112100 SH       SOLE            112100
DEVELOPERS DIVERSIFIED RLTY     DDR     COM              1930  46100  SH       SOLE             46100
DOUGLAS EMMETT INC              DEI     COM              1286  58300  SH       SOLE             58300
DUKE RLTY CORP                  DRE     COM NEW          1357  59500  SH       SOLE             59500
EQUITY LIFESTYLE PPTYS INC      ELS     COM               982  19900  SH       SOLE             19900
EQUITY RESIDENTIAL              EQR     SH BEN INT       3788  91300  SH       SOLE             91300
ESSEX PROPERTY TRUST            ESS     COM              1413  12400  SH       SOLE             12400
EXTRA SPACE STORAGE INC         EXR     COM               973  60100  SH       SOLE             60100
FEDERAL RLTY INVT TR            FRT     SH BEN INT NE    1855  23800  SH       SOLE             23800
GENERAL GROWTH PPTYS INC        GGP     COM              3191  83600  SH       SOLE             83600
GLIMCHER RLTY TR                GRT     SH BEN INT        464  38800  SH       SOLE             38800
HCP INC                         HCP     COM              2042  60400  SH       SOLE             60400
HIGHWOODS PPTYS INC             HIW     COM              1037  33400  SH       SOLE             33400
HOST HOTELS + RESORTS INC       HST     COM              2329  146300 SH       SOLE            146300
KILROY RLTY CORP                KRC     COM               903  18400  SH       SOLE             18400
KIMCO RLTY CORP                 KIM     COM              2769  70700  SH       SOLE             70700
LIBERTY PROPERTY                LRY     SH BEN INT       1384  44500  SH       SOLE             44500
MACERICH CO                     MAC     COM              1918  27300  SH       SOLE             27300
MACK CA RLTY CORP               CLI     COM              1203  33700  SH       SOLE             33700
MAGUIRE PPTYS INC               MPG     COM               466  32600  SH       SOLE             32600
PENNSYLVANIA REAL ESTATE INVT   PEI     SH BEN INT        634  26000  SH       SOLE             26000
PLUM CREEK TIMBER CO INC        PCL     COM              1953  48000  SH       SOLE             48000
POST PPTYS INC                  PPS     COM              1077  27900  SH       SOLE             27900
PROLOGIS                        PLD     SH BEN INT       4214  71600  SH       SOLE             71600
PUBLIC STORAGE                  PSA     COM              4227  47700  SH       SOLE             47700
REGENCY CTRS CORP               REG     COM              1761  27200  SH       SOLE             27200
SIMON PPTY GROUP INC NEW        SPG     COM              6364  68500  SH       SOLE             68500
SL GREEN RLTY CORP              SLG     COM              1849  22700  SH       SOLE             22700
TANGER FACTORY OUTLET CTRS INC  SKT     COM               877  22800  SH       SOLE             22800
TAUBMAN CENTERS INC             TCO     COM              1323  25400  SH       SOLE             25400
U STORE IT TR                   YSI     COM               846  74700  SH       SOLE             74700
UDR INC                         UDR     COM              1510  61600  SH       SOLE             61600
VORNADO RLTY TR                 VNO     SH BEN INT       4189  48600  SH       SOLE             48600
WASHINGTON REAL ESTATE INVT TR  WRE     SH BEN INT       1086  32500  SH       SOLE             32500
WEINGARTEN RLTY INVS            WRI     SH BEN INT       1367  39700  SH       SOLE             39700
